Property, Plant and Equipment (Details)	6 Months Ended
Jun. 30, 2026 USD ($)
Property, Plant and Equipment [Line Items]
Provisional fair value of building and properties	$ 326,689,000
Revaluation gain of other comprehensive income	8,549,000
Buildings [Member]
Property, Plant and Equipment [Line Items]
Total consideration	69,000,000
Level 3 [Member]
Property, Plant and Equipment [Line Items]
Valuation techniques used in fair value measurement, assets	$ 976,357,000